Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Restricted Net Assets [Abstract]
General reserve percent income after tax to payment of dividends	10.00%
Reserve funds registered capital percentage	50.00%
Restricted net assets		¥ 52,818